Jack-Up Drilling Rigs, net and Property, Plant and Equipment - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) rig	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Accumulated depreciation, jack-up rigs	$ 875.1	$ 728.2
Depreciation	146.9	130.1	$ 115.5
Transfers from newbuildings	$ 0.0	310.4
Number of premium newbuild jack-up drilling rigs delivered | rig	0
Property, plant and equipment, gross	$ 11.3	11.0
Accumulated depreciation	9.3	8.2
Depreciation	$ 1.1	1.1	1.9
Jack-up rigs with impairment indication | rig	13
Impairment of non-current assets	$ 0.0	0.0	$ 0.0
Vali
Property, Plant and Equipment [Line Items]
Reclassification from onerous contract		26.9
Var
Property, Plant and Equipment [Line Items]
Reclassification from onerous contract		27.6
Vali And Var
Property, Plant and Equipment [Line Items]
Installments paid		159.9
Payment of acceleration costs		$ 12.5